                          UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     WASHINGTON, D.C.  20549

                            Form 13F

                       Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2001

Check here if Amendment [   ]; Amendment Number:
    This Amendment (Check only one.):  [   ] is a restatement.
                                       [  ]  adds new holdings
                                             entries.

Institutional Investment Manager Filing this Report:

Name:    Bunker Capital, LLC
Address: c/o Schwab Capital Markets
         1111 Pavonia Avenue East
         Jersey City, NY  07310

Form 13F File Number: 28-7834

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Robin Jackson
Title:   Managing Member
Phone:   (212) 804-3767

Signature, Place, and Date of Signing:

         /s/ Robin Jackson   Jersey City, NJ      02/12/2002
    _______________________  ___________________  _______________
         [Signature]            [City, State]        [Date]

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)




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[  ]     13F NOTICE.  (Check here if no holdings reported are in
         this report, and all holdings are reported by other reporting manager(s).)

[  ]     13F COMBINATION REPORT.  (Check here if a portion of the
         holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

         Form 13F File Number     Name

         28-
         [Repeat as necessary.]





































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                      Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     83

Form 13F Information Table Value Total:     $76,768
                                              [thousands]


List of Other Included Managers:   None


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

         No.       Form 13F File Number     Name

                   28-

         [Repeat as necessary.]
























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
                                                   FORM 13F INFORMATION TABLE
                                                        December 31, 2001

  COLUMN 1               COLUMN 2    COLUMN 3   COLUMN 4      COLUMN 5        COLUMN 6      COLUMN 7  COLUMN 8

                                                MARKET    SHRS
                         TITLE                  VALUE     OR       SH/ PUT/   INVESTMENT     OTHER      VOTING AUTHORITY
NAME OF ISSUER           OF CLASS    CUSIP      (X1000)   PRN AMT  PRN CALL   DISCRETION     MGRS     SOLE     SHARED   NONE
--------------           --------    -----      -------   -------  --------   ----------     -----    ----------------------

AppleComputerInc.        Common      03783310    389,119   17,768  SH             Sole       None     Sole
AbbottLaboratories       Common      00282410    772,584   13,858  SH             Sole       None     Sole
AmericanHomeProducts     Common      02660910    698,277   11,380  SH             Sole       None     Sole
AmericanInt'lGroupInc    Common      02687410  1,879,239   23,668  SH             Sole       None     Sole
AlteraCorp.              Common      02144110    438,808   20,679  SH             Sole       None     Sole
AppliedMaterials         Common      03822210    815,153   20,328  SH             Sole       None     Sole
AmgenInc.                Common      03116210  1,349,706   23,914  SH             Sole       None     Sole
AOL-TimeWarnerInc.       Common      00184A10  1,239,638   38,618  SH             Sole       None     Sole
AT&TWirelessServices     Common      00209A10    321,371   22,364  SH             Sole       None     Sole
BankofAmericaCorp.       Common      06050510    818,350   13,000  SH             Sole       None     Sole
BedBath&BeyondInc.       Common      07589610    402,800   11,882  SH             Sole       None     Sole
BellSouthCorporation     Common      07986010    679,070   17,800  SH             Sole       None     Sole
BiometInc.               Common      09061310    370,676   11,996  SH             Sole       None     Sole
Bristol-MyersSquibbCo.   Common      11012210    948,600   18,600  SH             Sole       None     Sole
CitigroupInc.            Common      17296710  2,302,241   45,607  SH             Sole       None     Sole
ConcordEFSInc.           Common      20619710    637,637   19,452  SH             Sole       None     Sole
ComcastCorporation       Common      20030020    844,128   23,448  SH             Sole       None     Sole
CostcoWholesaleCorp.     Common      22160K10    548,404   12,357  SH             Sole       None     Sole
CiscoSystemsInc.         Common      17275R10  2,539,149  140,207  SH             Sole       None     Sole
CitrixSystemsInc.        Common      17737610    237,454   10,479  SH             Sole       None     Sole
DellComputerCorporation  Common      24702510  1,387,621   51,053  SH             Sole       None     Sole
WaltDisneyCompanyThe     Common      25468710    424,760   20,500  SH             Sole       None     Sole
EMCCorporation           Common      26864810    266,435   19,824  SH             Sole       None     Sole
FordMotorCompany         Common      34537086    249,288   15,858  SH             Sole       None     Sole
FiservInc.               Common      33773810    457,945   10,821  SH             Sole       None     Sole
FlextronicsInternational Common      Y2573F10    373,428   15,566  SH             Sole       None     Sole
GilletteCompanyThe       Common      37576610    350,700   10,500  SH             Sole       None     Sole
GeneralElectricCompany   Common      36960410  3,518,343   87,783  SH             Sole       None     Sole
Gemstar-TVGuideInt'l     Common      36866W10    357,524   12,907  SH             Sole       None     Sole
HomeDepotInc.The         Common      43707610  1,035,452   20,299  SH             Sole       None     Sole
Hewlett-PackardCompany   Common      42823610    347,496   16,918  SH             Sole       None     Sole
Int'lBusinessMachines    Common      45920010  1,827,222   15,106  SH             Sole       None     Sole
ImmunexCorporation       Common      45252810    728,912   26,305  SH             Sole       None     Sole
IntelCorporation         Common      45814010  4,060,101  129,097  SH             Sole       None     Sole
JDSUniphaseCorporation   Common      46612J10    441,974   50,627  SH             Sole       None     Sole
Johnson&Johnson          Common      47816010  1,525,962   25,820  SH             Sole       None     Sole
J.P.MorganChase&Co.      Common      46625H10    667,168   18,354  SH             Sole       None     Sole
Coca-ColaCompanyThe      Common      19121610  1,091,051   23,140  SH             Sole       None     Sole


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LinearTechnologyCorp.    Common      53567810    680,743   17,446  SH             Sole       None     Sole
SouthwestAirlinesCo.     Common      84474110    200,046   10,825  SH             Sole       None     Sole
MedtronicInc.            Common      58505510    532,482   10,398  SH             Sole       None     Sole
PhilipMorrisCompanies    Common      71815410    857,395   18,700  SH             Sole       None     Sole
MotorolaInc.             Common      62007610    286,507   19,075  SH             Sole       None     Sole
Merck&Co.Inc.            Common      58933110  1,188,877   20,219  SH             Sole       None     Sole
MicrosoftCorporation     Common      59491810  6,624,205   99,988  SH             Sole       None     Sole
MaximIntegratedProducts  Common      57772K10    818,631   15,590  SH             Sole       None     Sole
NortelNetworksCorp.      Common      65656810    210,930   28,124  SH             Sole       None     Sole
NetworkApplianceInc.     Common      64120L10    291,768   13,341  SH             Sole       None     Sole
NextelCommunications     Common      65332V10    398,396   36,350  SH             Sole       None     Sole
BankOneCorporation       Common      06423A10    394,405   10,100  SH             Sole       None     Sole
OracleCorporation        Common      68389X10  1,612,594  116,770  SH             Sole       None     Sole
PaychexInc.              Common      70432610    513,933   14,747  SH             Sole       None     Sole
PepsiCoInc.              Common      71344810    728,305   14,958  SH             Sole       None     Sole
PfizerInc.               Common      71708110  2,228,571   55,924  SH             Sole       None     Sole
Procter&GambleCo.The     Common      74271810    949,560   12,000  SH             Sole       None     Sole
PharmaciaCorporation     Common      71713U10    477,168   11,188  SH             Sole       None     Sole
PeopleSoftIncorporated   Common      71271310    624,346   15,531  SH             Sole       None     Sole
QwestCommunicationsInt.  Common      74912110    200,250   14,172  SH             Sole       None     Sole
QUALCOMMInc.             Common      74752510  1,702,507   33,713  SH             Sole       None     Sole
RoyalDutchPetroleumCo.   Common      78025780    882,360   18,000  SH             Sole       None     Sole
Sanmina-SCICorporation   Common      80090710    427,233   21,469  SH             Sole       None     Sole
SBCCommunicationsInc.    Common      78387G10  1,225,042   31,275  SH             Sole       None     Sole
StarbucksCorporation     Common      85524410    332,137   17,435  SH             Sole       None     Sole
SiebelSystemsInc.        Common      82617010    480,081   17,158  SH             Sole       None     Sole
Schering-PloughCorp.     Common      80660510    533,569   14,900  SH             Sole       None     Sole
StaplesInc.              Common      85503010    248,186   13,272  SH             Sole       None     Sole
SunMicrosystemsInc.      Common      86681010    877,045   71,131  SH             Sole       None     Sole
AT&TCorporation          Common      00195710    596,897   32,905  SH             Sole       None     Sole
TellabsInc.              Common      87966410    218,700   14,619  SH             Sole       None     Sole
TexasInstruments         Common      88250810    495,600   17,700  SH             Sole       None     Sole
TycoInt'l.Ltd.(NEW)      Common      90212410    983,925   16,705  SH             Sole       None     Sole
USANetworksInc.          Common      90298410    292,162   10,698  SH             Sole       None     Sole
U.S.Bancorp              Common      90297330    304,134   14,531  SH             Sole       None     Sole
ViacomInc.               Common      92552430    639,954   14,495  SH             Sole       None     Sole
VeritasSoftwareCorp.     Common      92343610    784,749   17,505  SH             Sole       None     Sole
VerizonCommunications    Common      92343V10  1,132,918   23,871  SH             Sole       None     Sole
FirstUnionCorporation    Common      92990310    425,587   13,571  SH             Sole       None     Sole
WorldComGroup            Common      98157D10    812,177   57,683  SH             Sole       None     Sole
WellsFargo&Company       Common      94974610    644,885   14,842  SH             Sole       None     Sole
Wal-MartStoresInc.       Common      93114210  2,343,551   40,722  SH             Sole       None     Sole
XilinxIncorporated       Common      98391910    573,527   14,687  SH             Sole       None     Sole
ExxonMobilCorporation    Common      30231G10  2,379,536   60,548  SH             Sole       None     Sole
Yahoo!Inc.               Common      98433210    268,992   15,163  SH             Sole       None     Sole
                                     Total       $76,768
                                             (Thousands)





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